Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 5,058	$ 4,841	$ 4,998
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,474	1,435	1,408
Company pension and postretirement contributions	(383)	(267)	(215)
Company pension and postretirement expense	251	556	391
Stock-based compensation expense	298	276	280
Deferred income taxes	7	395	(146)
Excess tax benefits from stock-based compensation		(154)	(167)
Changes in assets and liabilities
Accounts receivable	(313)	(58)	(268)
Inventories	57	3	(113)
Accounts payable	148	9	75
Accrued income taxes (current and long-term)	101	(744)	206
Other - net	(36)	128	177
Net cash provided by operating activities	6,662	6,420	6,626
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,420)	(1,461)	(1,493)
Proceeds from sale of PP&E and other assets	58	33	135
Acquisitions, net of cash acquired	(16)	(2,914)	(94)
Purchases of marketable securities and investments	(1,410)	(652)	(1,280)
Proceeds from maturities and sale of marketable securities and investments	1,247	1,952	2,034
Proceeds from sale of businesses	142	123
Other investing	(4)	102	102
Net cash used in investing activities	(1,403)	(2,817)	(596)
Cash Flows from Financing Activities
Change in short-term debt - net	(797)	860	27
Repayment of debt (maturities greater than 90 days)	(992)	(800)	(1,625)
Proceeds from debt (maturities greater than 90 days)	2,832	3,422	2,608
Purchases of treasury stock	(3,753)	(5,238)	(5,652)
Proceeds from issuance of treasury stock pursuant to stock option and benefit plans	804	635	968
Dividends paid to shareholders	(2,678)	(2,561)	(2,216)
Excess tax benefits from stock-based compensation		154	167
Purchase of noncontrolling interest			(861)
Other - net	(42)	(120)	(19)
Net cash used in financing activities	(4,626)	(3,648)	(6,603)
Effect of exchange rate changes on cash and cash equivalents	(33)	(54)	(111)
Net increase (decrease) in cash and cash equivalents	600	(99)	(684)
Cash and cash equivalents at beginning of year	1,798	1,897	2,581
Cash and cash equivalents at end of period	$ 2,398	$ 1,798	$ 1,897